                         SUPPLEMENT dated AUGUST 8, 2003
                                       to
                         PROSPECTUSES dated May 1, 2003

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This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 and later for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Annual Premium Variable Life", "Flex V1," "Flex V2", "eVariable Life", "Medallion Variable Life", "Medallion Variable Universal Life Plus" (with ProFunds Investment Options), "Medallion Variable Universal Life Edge" (with ProFunds Investment Options), "Variable Estate Protection Edge" (with ProFunds Investment Options) and Variable Estate Protection Plus" (with ProFunds Investment Options). We refer to these prospectuses as the "Product Prospectuses."

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THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED AUGUST 4, 2003
  TO THE PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I DATED MAY 1, 2003. BE SURE TO READ THAT MATERIAL BEFORE SELECTING THE CORRESPONDING VARIABLE
                              INVESTMENT OPTIONS.

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AMENDMENT TO PRODUCT PROSPECTUSES

The table on the cover page of each Product Prospectus is revised to show two additional managers for the underlying fund of the Active Bond variable investment option, effective June 2, 2003:

 VARIABLE INVESTMENT OPTION:               UNDERLYING FUND MANAGED BY:
 ---------------------------               ---------------------------
 BOND & MONEY MARKET OPTIONS:
  Active Bond .........................    John Hancock Advisers, LLC,
                                           Declaration Management & Research LLC and
                                           Pacific Investment Management Company LLC

UNAVAILABLE VARIABLE INVESTMENT OPTIONS

The accompanying prospectus supplement dated August 4, 2003 for the John Hancock Variable Series Trust I ("Accompanying Supplement") describe underlying funds that may be unavailable under your policy as variable investment options, as follows:

..   For "Annual Premium Variable Life" policies, you should disregard references to the Small Cap Growth Fund, Overseas Equity Fund and Global Bond Fund in the Accompanying Supplement.

..   For "eVariable Life" policies, you should disregard references to the Real
    Estate Equity Fund in the Accompanying Supplement.

..   For "Medallion Variable Universal Life Plus" (with ProFunds Investment
    Options), "Medallion Variable Universal Life Edge" (with ProFunds Investment Options), "Variable Estate Protection Edge" (with ProFunds Investment Options) and Variable Estate Protection Plus" (with ProFunds Investment Options) policies, you should disregard references to the Small Cap Growth Fund, Overseas Equity Fund, Real Estate Equity Fund and Global Bond Fund in the Accompanying Supplement.

VSTSUP-3 (8/03)

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